Post Employee Benefit Obligations - Summary of Changes in Post-employment Defined Benefit Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Beginning balance	$ 66,163,490	$ 56,602,664
Current service cost	2,132,231	1,928,868
Interest cost	2,146,386	2,639,738
Actuarial (gains) losses from changes in financial assumptions	4,695,927	5,724,985
Actuarial (gains) losses from changes in experience adjustments	3,849,907	2,052,219
Foreign currency translation	102,073	9,786
Past service cost of Defined Benefit Plan Obligations		1,224,527
Contributions paid	(3,335,366)	(4,068,988)
Transfers of employees	(216,383)	49,691
Ending balance	$ 75,538,265	$ 66,163,490